Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Common Class A
Ordinary shares, shares authorized	3,133,000	3,133,000
Ordinary shares, shares issued	667,672	608,793
Ordinary shares, shares outstanding	667,672	608,793
Treasury stock Class A ordinary shares repurchased, shares	8,002	14,477
Treasury stock Class A ordinary shares cancelled, shares	22,479
Common Class B
Ordinary shares, shares authorized	100,000	100,000
Ordinary shares, shares issued		80,503
Ordinary shares, shares outstanding		80,503
United States of America, Dollars | Common Class A
Ordinary shares, par value (in dollars per share)	0.001	0.001
United States of America, Dollars | Common Class B
Ordinary shares, par value (in dollars per share)	0.001	0.001